Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash and cash equivalents	$ 108,518	$ 131,054	$ 50,915
Cash
Statement [Line Items]
Cash and cash equivalents	1,113	2,650
Cash in MLJV and MWJV
Statement [Line Items]
Cash and cash equivalents	2,969	1,036
Cash equivalents
Statement [Line Items]
Cash and cash equivalents	$ 104,436	$ 127,368